Net Operating Revenue - Schedule of Net Operating Revenue (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Net Operating Revenue [Abstract]
Gross operating revenue	R$ 105,600	R$ 98,582
Revenue deductions:
Cancellations and returns	(1,148)	(828)
Taxes on services	(6,276)	(5,600)
Total revenue deductions	(7,424)	(6,428)
Net operating revenue	R$ 98,176	R$ 92,154